Accounts Receivable	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Accounts Receivable

NOTE 2 – ACCOUNTS RECEIVABLE

	2020	2019
Gross accounts receivable	$1,675,000	$1,333,000
Allowance for bad debts	(476,000)	(457,000)
Accounts receivable, net	$1,199,000	$876,000

The carve-out statements of operations include both provision for bad debts directly identifiable as BIGtoken’s and allocated provision for bad debts from SRAX, Inc. The following table summarizes BIGtoken’s provision for bad debts for the periods indicated:

	2020	2019
Directly identifiable as BIGtoken’s	$47,000	$440,000
Allocated from SRAX, Inc.	−	10,000
Provision for bad debts	$47,000	$450,000